Shareholder Report, Holdings (Details) - C000259766	Oct. 31, 2025
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%